BORROWINGS - Summary of Available Portion of Corporate Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Authorized corporate credit facilities and related party credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,450	$ 2,375
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	240	165
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	500	500
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	335	307
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	2,375	2,403
letters of credit issued against corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 0	$ 165